Significant transactions (Details) € in Thousands, $ in Millions				1 Months Ended								3 Months Ended		12 Months Ended
	Oct. 18, 2022 EUR (€) installment	Aug. 18, 2022 EUR (€)	Feb. 03, 2020 USD ($)	May 31, 2022 EUR (€) shares	Jun. 30, 2021 EUR (€) patient	Mar. 31, 2019 EUR (€)	Jan. 31, 2019 EUR (€) subsidiary	Jan. 31, 2019 USD ($) subsidiary	Oct. 31, 2018 EUR (€)	Jul. 31, 2018 EUR (€)	Aug. 31, 2012 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of transactions between related parties [line items]
Collaboration agreement, amount collected				€ 474
Increase in loans and conditional advances														€ 0		€ 0		€ 10,350
Prepaid expenses														€ 2,981		2,213
Underwriting agreement, maximum number of shares issued (in shares) | shares														5,200,000	5,200,000
BSA | Kepler Cheuvreux subscription agreement
Disclosure of transactions between related parties [line items]
Underwriting agreement, maximum number of shares issued (in shares) | shares				5,200,000										5,200,000	5,200,000
Underwriting agreement, maximum period				24 months
Underwriting agreement, maximum discount				5.00%
Exercise commission percentage				2.00%
LianBio, NBTXR3
Disclosure of transactions between related parties [line items]
Upfront payment received					€ 20,000											20,000
Collaboration agreement, amount collected														€ 400
LianBio, NBTXR3 | Maximum
Disclosure of transactions between related parties [line items]
Potential development and commercial milestones payments																205,000
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3
Disclosure of transactions between related parties [line items]
Upfront payment														5,400		6,500	$ 6.5
Milestone payment upon receipt of clinical study reports		€ 1,000											$ 1.0	1,000
Milestone payment upon second regulatory approval											€ 5,000	$ 1.0					5.0
Royalties agreement, period													10 years
MD Anderson Cancer Center, NBTXR3
Disclosure of transactions between related parties [line items]
Upfront payment			$ 1.0				€ 1,000	$ 1.0
Number of patients					312		312	312
Contractual capital commitments | $								$ 11.0
Milestone payment, deferment period							6 months	6 months
Milestone payment increase | $															$ 1.5		$ 1.0
Prepaid expenses														€ 1,500		€ 1,000
EIB fixed rate loan
Disclosure of transactions between related parties [line items]
Increase in loans and conditional advances						€ 14,000			€ 16,000
Borrowings, interest rate						500.00%			600.00%					21.30%
Undrawn borrowing facilities																		10,000
Royalties agreement, period	6 years									6 years
Remaining notional amount	€ 25,300													€ 25,300
Net sales threshold	5,000
Accrued interest	5,400
Milestone payment	€ 20,000
Number of installments | installment	2
First installment period	1 year
Second installment period	2 years
Prorated payment, maximum percentage of milestone payment	10.00%
EIB fixed rate loan | Tranche one
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	6.00%
EIB fixed rate loan | Tranche two
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	5.00%
EIB fixed rate loan | Maximum
Disclosure of transactions between related parties [line items]
Notional amount										€ 40,000
EIB fixed rate loan, tranche two
Disclosure of transactions between related parties [line items]
Remaining notional amount	€ 9,300
Maximum | Event One
Disclosure of transactions between related parties [line items]
Milestone payment increase																		2,200
Maximum | Event Two
Disclosure of transactions between related parties [line items]
Milestone payment increase																		€ 16,400
Maximum | LianBio, NBTXR3
Disclosure of transactions between related parties [line items]
Potential development and commercial milestones payments					€ 205,000